Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable
As at January 1		$ 258,000	$ 2,720,000	$ 3,127,000
Increase in allowance for doubtful accounts	$ 1,322,000	21,000	242,000	29,000
Decrease in allowance due to subsequent collection		(223,000)		(237,000)
Write-off (note)		(1,000)	(2,874,000)
Exchange difference		(14,000)	170,000	(199,000)
As at December 31	$ 3,127,000	$ 41,000	$ 258,000	$ 2,720,000